Capital Lease (Details 1) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Year ended December 31,
2017	¥ 86,067	$ 12,396
2018	63,422	9,135
2019	52,268	7,528
2020	42,647	6,142
2021	38,757	5,582
Thereafter	120,158	17,306
Total minimum lease payments	403,319	58,089
Less: Amount representing interest	70,352	10,133
Present value of net minimum lease payments	332,967	47,956
Current portion	54,615	7,866
Non-current portion	¥ 278,352	$ 40,090